RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Year ended December 31,
	2023	2022	2021
Remuneration to key management and executive directors	5,033	4,699	3,897
Non-executive directors’ fees	1,225	958	401
	6,258	5,657	4,298

Summary of Transactions Carried Out with Related Parties
The following transactions were carried out with related parties:

	Year ended December 31,
	2023	2022	2021
Expenses
Remuneration expense	3,731	3,379	2,953
Share-based payments	2,527	2,278	1,345
Other expenses	—	8	20
	6,258	5,665	4,318

Summary of Warrants Held by Related Parties
As at December 31, 2023 and 2022, the following stock options and warrants were held by related parties:

	2023	2022
Share options held by key management, executive directors and non-executive directors	4,707,626	4,662,930